CIRR-system	12 Months Ended
Dec. 31, 2018
CIRR-system
CIRR-system

Note 25. CIRR-system

Pursuant to the Company’s assignment as stated in its owner instruction issued by the Swedish government, SEK administers credit granting in the Swedish officially supported system for export credits (CIRR-system). SEK receives compensation from the Swedish government in the form of an administrative fee, which is calculated based on the principal amount outstanding.

All assets and liabilities related to the CIRR-system are included in the Consolidated Statement of Financial Position and in the Parent Company’s balance sheet since SEK bears the credit risk for the lending and acts as the counterparty for lending and borrowing. Unrealized revaluation effects on derivatives related to the CIRR-system are recognized on a net basis under Note 16 Other Assets in the item Claim against the State for CIRR-loans and concessionary loans.

SEK has determined that the CIRR-system should be considered an assignment whereby SEK acts as an agent on behalf of the Swedish government, rather than being the principal in individual transactions. Accordingly, interest income, interest expense and other costs pertaining to CIRR-system assets and liabilities are not recognized in SEK’s Statement of Comprehensive Income.

The administrative compensation received by SEK from the Swedish government is recognized as part of interest income in SEK’s Statement of Comprehensive Income since the commission received in compensation is equivalent to interest. Any income for SEK that arises from its credit arranger role is recognized in SEK’s Statement of Comprehensive Income under net interest income. Refer also to Note 1 (f).

The administrative fee paid by the state to SEK as compensation is recognized in the CIRR-system as administrative compensation to SEK. Arrangement fees to SEK are recognized together with other arrangement fees such as interest expenses. Refer to the following tables.

In addition to the CIRR-system, SEK administers the Swedish government’s previous concessionary credit program according to the same principles as the CIRR-system. No new lending is being offered under the concessionary credit program. As of December 31, 2018, loans outstanding amounted to Skr  663 million (year-end 2017: Skr 754 million) and the government noted a negative result of Skr -42 million (2017: Skr -48 million; 2016: Skr 53 million). Administrative compensation to SEK amounted to Skr-2 million (2017: Skr -2 million; 2016: Skr-2 million).

Statement of comprehensive income for the CIRR-system

Skr mn	2018	2017	2016
Interest income	1,624	1,343	1,185
Interest expenses	-1,480	-1,115	-961
Net interest income	144	228	224
Interest compensation	20	26	121
Foreign exchange effects	9	-6	4
Profit before compensation to SEK	173	248	349
Administrative remuneration to SEK	-155	-123	-114
Operating profit CIRR-system	18	125	235
Reimbursement to (-) / from (+) the State	-18	-125	-235

Statement of Financial Position for the CIRR-system (included in SEK’s statement of financial position)

	December 31,	December 31,
Skr mn	2018	2017
Cash and cash equivalents	—	10
Loans	69,922	49,124
Derivatives	502	522
Other assets	4,090	3,472
Prepaid expenses and accrued revenues	561	364
Total assets	75,075	53,492

Liabilities	70,144	49,252
Derivatives	4,408	3,789
Accrued expenses and prepaid revenues	523	451
Total liabilities and equity	75,075	53,492

Commitments
Committed undisbursed loans	47,664	69,161
Binding offers	616	628